Cost of Sales (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Cost of Sales

	Years ended December 31,
	2017	2016
Site operating costs	167,338	209,381
Transportation costs	19,281	16,507
Changes in inventories of finished goods and ore stockpiles	13,964	(16,738)

Production costs	200,583	209,150
Depletion and amortization	47,722	52,939

Cost of sales	248,305	262,089